Government Incentives	12 Months Ended
Dec. 31, 2017
Government Incentives
Government Incentives

21. Government Incentives

        The Group receives government grants from the PRC Government (including the National level and Shanghai Municipal City). These grants are given in support of drug research and development activities and are conditional upon i) the Group spending a predetermined amount, regardless of success or failure of the research and development projects and ii) the achievement of certain stages of research and development projects being approved by the relevant PRC government authority. These government grants are subject to ongoing reporting and monitoring by the PRC Government over the period of the grant.

        Government incentives, which are deferred and recognized in the consolidated statements of operations over the period necessary to match them with the costs that they are intended to compensate, are recognized in other payable, accruals and advance receipts (Note 13) and other non-current liabilities. They are refundable to the PRC Government if the related research and development projects are suspended. For the years ended December 31, 2017, 2016 and 2015, the Group received government grants of US$1,323,000, US$1,872,000 and US$4,898,000 respectively.

        The government grants recorded as a reduction to research and development expenses for the years ended December 31, 2017, 2016 and 2015 were US$876,000 US$1,269,000 and US$3,664,000 respectively.